Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring charges:
Employee terminations	$ 239	$ 459	$ (181)
Asset impairments	81	290	190
Exit costs	53	33	21
Total restructuring charges/(credits)	373	782	30
Transaction costs	63	1	4
Integration costs	311	260	317
Restructuring charges and certain acquisition-related costs	747	1,044	351
Additional depreciation - asset restructuring, virtually all of which is recorded in Cost of sales	38	50	91
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	158	194	227
Total costs associated with acquisitions and cost-reduction/productivity initiatives	967	1,434	805
Other Nonoperating Income (Expense) [Member]
Restructuring charges:
Net periodic benefit costs recorded in Other (income)/deductions––net	23	146	136
Cost of Sales [Member]
Restructuring charges:
Additional depreciation - asset restructuring, virtually all of which is recorded in Cost of sales	27	48	91
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	63	83	118
Selling, Informational and Administrative Expenses [Member]
Restructuring charges:
Additional depreciation - asset restructuring, virtually all of which is recorded in Cost of sales	3	2	0
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	73	72	71
Research and Development Expense [Member]
Restructuring charges:
Additional depreciation - asset restructuring, virtually all of which is recorded in Cost of sales	8	0	0
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	$ 22	$ 39	$ 38